Income Taxes (Components of Federal Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Income Tax Expense (Benefit)	$ 2,019	$ 2,657	$ 2,566
Deferred Income Tax Expense (Benefit)	(387)	(51)	140
Current Income Tax Expense (Benefit), Total	1,632	2,606	2,706
Parent Company [Member]
Current Income Tax Expense (Benefit), Total	$ (103)	$ (114)	$ (88)